Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Capital and Reserves [Abstract]
Issued share capital
The table below reflects the number of growth, ordinary, and deferred shares issued and outstanding at December 31, 2022.

	Growth shares	Ordinary shares	Deferred shares
Issued and fully paid share capital (0.2p per share, except deferred shares which are 0.01p per share)
At January 1, 2021	391	31,782,885	5,793,501
Repurchased and cancelled	(391)	—	—
New shares issued for cash	—	12,003,203	—
Exercise of share options	—	76,762	—
At December 31, 2021	—	43,862,850	5,793,501
Repurchased and cancelled	—	—	—
New shares issued for cash	—	3,733,333	—
Exercise of share options	—	492,163	—
At December 31, 2022	—	48,088,346	5,793,501

Allotted, called up and fully paid
	2022 £	2021 £
Allotted, called up and fully paid
Ordinary shares	96,177	87,726
Deferred shares	579	579
	96,756	88,305